Average Annual Total Returns{- Retailing Portfolio} - 02.28 Select Portfolios: Group 1 Consumer Discretionary Sector Combo PRO-21 - Retailing Portfolio	Retailing Portfolio-Default Return Before Taxes Past 1 year	Retailing Portfolio-Default Return Before Taxes Past 5 years	Retailing Portfolio-Default Return Before Taxes Past 10 years	Retailing Portfolio-Default After Taxes on Distributions Past 1 year	Retailing Portfolio-Default After Taxes on Distributions Past 5 years	Retailing Portfolio-Default After Taxes on Distributions Past 10 years	Retailing Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Retailing Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Retailing Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1523 Past 1 year	F1523 Past 5 years	F1523 Past 10 years
Total	18.16%	23.18%	21.58%	13.56%	21.37%	20.24%	12.97%	18.72%	18.30%	28.71%	18.47%	16.55%	28.16%	24.78%	22.35%